Trade receivables and other payables (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Trade and other receivables [abstract]
Opening balance		R$ 10,228	[1]	R$ 1,200
Additions	[2]	15,320		9,028
Write-off		598
Write-off		585
Closing balance	[1]	R$ 24,365		R$ 10,228

[1]	The loss allowance was calculated based on the provision matrix calculated by the Group related historical loss experienced on its trade receivables. The Group further added qualitative management overlays to arrive at management’s best estimate.
[2]	Increase on loss allowances during the year ended December 31, 2022 and 2021 refers principally to a specific client which management understands will not be recoverable.